AB Intermediate Bond Portfolio
SUMMARY INFORMATION CORE AB INTERMEDIATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 127 of the Fund's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Intermediate Bond Portfolio	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES	CLASS Z SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	3.00%	[2]	1.00%	[3]	none	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Intermediate Bond Portfolio		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.14%	0.18%	0.15%	0.14%	0.24%	0.20%	0.11%	0.02%
Other Expenses		0.19%	0.18%	0.18%	0.19%	0.19%	0.19%	0.20%	0.19%
Total Other Expenses		0.33%	0.36%	0.33%	0.33%	0.43%	0.39%	0.31%	0.21%
Total Annual Fund Operating Expenses		1.03%	1.81%	1.78%	0.78%	1.38%	1.09%	0.76%	0.66%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.29%)	(0.26%)	(0.26%)	(0.36%)	(0.32%)	(0.24%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.77%	1.52%	1.52%	0.52%	1.02%	0.77%	0.52%	0.52%
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding interest expense), on an annualized basis, from exceeding .77%, 1.52%, 1.52%, .52%, 1.02%, .77%, .52% and .52% of average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2018 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
[2]	Restated to reflect current fees.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Intermediate Bond Portfolio - USD ($)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
After 1 Year	$ 500	$ 455	$ 255	$ 53	$ 104	$ 79	$ 53	$ 53
After 3 Years	641	641	535	223	401	315	219	197
After 5 Years	945	953	940	408	721	570	399	354
After 10 Years	$ 1,608	$ 1,709	$ 2,073	$ 942	$ 1,626	$ 1,300	$ 920	$ 809

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AB Intermediate Bond Portfolio - USD ($)	CLASS B	CLASS C
After 1 Year	$ 155	$ 155
After 3 Years	541	535
After 5 Years	953	940
After 10 Years	$ 1,709	$ 2,073

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital. The Fund expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Fund may invest up to 25% of its net assets in below investment grade bonds. The Fund may use leverage for investment purposes.

The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swaps.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End(%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 7.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.57%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2016)
Average Annual Total Returns - AB Intermediate Bond Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(0.49%)	1.96%	3.99%
CLASS A | Return After Taxes on Distributions	[1]	(1.62%)	0.70%	2.58%
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.27%)	0.94%	2.51%
CLASS B		0.24%	2.12%	4.02%
CLASS C		2.16%	2.12%	3.72%
ADVISOR CLASS		4.27%	3.14%	4.76%
CLASS R		3.66%	2.63%	4.22%
CLASS K		3.92%	2.88%	4.49%
CLASS I		4.28%	3.14%	4.76%
CLASS Z		4.26%	3.16%	4.76%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		2.65%	2.23%	4.34%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.